UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-5189__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   APRIL 1, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:       $112,032


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ACCREDO HEALTH INC             COM              00437V104      472     8239 SH       DEFINED                  4150        0     4089
ACTIVISION INC NEW             COM              004930202      206     6915 SH       DEFINED                  2600        0     4315
APPLE COMPUTER INC             COM              037833100     4603   194470 SH       DEFINED                  7190        0   187280
AUTOZONE INC NEVADA            COM              053332102     3097    44985 SH       DEFINED                     0        0    44985
BLOCKBUSTER INC CL A           COM              093679108      224     9525 SH       DEFINED                  3610        0     5915
CENTRAL MINERA CORP COM        COM              154130108        2    16300 SH       DEFINED                     0        0    16300
CHEESECAKE FACTORY INC         COM              163072101      207     5600 SH       DEFINED                  2100        0     3500
CISCO SYSTEMS INC              COM              17275R102     3662   216295 SH       DEFINED                 13000        0   203295
CITIGROUP INC                  COM              172967101      254     5136 SH       DEFINED                     0        0     5136
CORINTHIAN COLLEGES INC        COM              218868107      206     4085 SH       DEFINED                  1540        0     2545
COUNTRYWIDE CREDIT INDS INC    COM              222372104      209     4660 SH       DEFINED                  1810        0     2850
D R HORTON INC                 COM              23331A109     7518   199419 SH       DEFINED                  6825        0   192594
DIANON SYSTEMS INC             COM              252826102      221     3410 SH       DEFINED                     0        0     3410
E TRADE GROUP INC.             COM              269246104      533    56630 SH       DEFINED                 25000        0    31630
EDWARDS A G INC                COM              281760108      368     8370 SH       DEFINED                  2840        0     5530
8X8 INC NEW                    COM              282914100       13    15000 SH       DEFINED                     0        0    15000
ELCOR CORPORATION              COM              284443108      240    10790 SH       DEFINED                  4280        0     6510
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     4397    75823 SH       DEFINED                  5700        0    70123
EURONET WORLDWIDE INC          COM              298736109      434    25530 SH       DEFINED                  9500        0    16030
FEDERAL NATL MTG ASSN          COM              313586109     6200    77620 SH       DEFINED                  4400        0    73220
FIRST DATA CORP                COM              319963104     6900    79085 SH       DEFINED                  4300        0    74785
GENERAL ELECTRIC CO            COM              369604103     5291   141275 SH       DEFINED                  5640        0   135635
GOLDEN WEST FINL CORP DEL      COM              381317106      342     5380 SH       DEFINED                  1990        0     3390
HEALTH NET INC                 COM              42222G108      223     8110 SH       DEFINED                  3070        0     5040
INAMED CORP                    COM              453235103      342    10410 SH       DEFINED                     0        0    10410
JDA SOFTWARE GROUP INC         COM              46612K108      518    16243 SH       DEFINED                  4610        0    11633
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3826    59190 SH       DEFINED                  3290        0    55900
MIM CORP                       COM              553044108      408    24750 SH       DEFINED                  9600        0    15150
MARATHON OIL CORP              COM              565849106     4614   160196 SH       DEFINED                  8500        0   151696
MARSHALL & ILSLEY CP           COM              571834100      484     7770 SH       DEFINED                     0        0     7770
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      279     4630 SH       DEFINED                     0        0     4630
MULTIMEDIA GAMES, INC.         COM              625453105      487    13769 SH       DEFINED                  6225        0     7544
NIKE INC CL B                  COM              654106103     5287    88109 SH       DEFINED                  5500        0    82609
NORTH FORK BANCORPORATION NY   COM              659424105      211     5935 SH       DEFINED                  2240        0     3695
OFFICE DEPOT INC               COM              676220106      204    10260 SH       DEFINED                  3790        0     6470
PEPSI BOTTLING GROUP INC       COM              713409100     8020   310013 SH       DEFINED                 13790        0   296223
PFIZER INC                     COM              717081103     4615   116134 SH       DEFINED                  6270        0   109864
SEMPRA ENERGY                  COM              816851109     4472   177805 SH       DEFINED                  6500        0   171305
SYSCO CORP                     COM              871829107     5492   184160 SH       DEFINED                  7850        0   176310
TECO ENERGY INC                COM              872375100     6449   225268 SH       DEFINED                 13130        0   212138
TARGET CORP                    COM              87612E106     4187    97100 SH       DEFINED                  5600        0    91500
TENET HEALTHCARE CORP          COM              88033G100     7890   117720 SH       DEFINED                  7000        0   110720
UNITED TECHNOLOGIES CORP       COM              913017109     4648    62646 SH       DEFINED                  4800        0    57846
VERITAS DGC INC                COM              92343P107      202    11950 SH       DEFINED                  4500        0     7450
WASHINGTON MUTUAL INC          COM              939322103     3317   100110 SH       DEFINED                  8000        0    92110
TTI TEAM TELECOM               COM              M88258104      258     9005 SH       DEFINED                  2740        0     6265